(Write-down) and Gain (Loss) on Sale of Vessels and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Summary of Net (Loss) Income from Discontinued Operations

The following table summarizes the net (loss) income from discontinued operations for the periods presented in the consolidated statements of income:

	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $
Revenues	—	20,238	62,967

Voyage expenses	—	(682)	(16,201)
Vessel operating expenses	—	(3,903)	(14,286)
Depreciation and amortization	—	(1,236)	(5,267)
General and administrative	—	(479)	(1,178)
Write down and loss on sale of vessels	—	(18,465)	(7,675)

(Loss) income from vessel operations	—	(4,527)	18,360

Interest expense	—	(110)	(822)
Foreign currency exchange (loss) gain	—	(4)	2
Other (expense) income - net	—	(1)	28

Net (loss) income from discontinued operations	—	(4,642)	17,568